Accumulated retained earnings - Reserves of subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ 41,357	€ 37,593	€ 36,862
Restricted portion of Reserves of subsidiaries	3,193	2,964	2,777
Banco Santander (Brasil) S.A
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	12,400	10,755	9,874
Grupo Santander UK
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	8,079	8,207	7,724
Santander Holding USA, Inc.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,528	4,260	4,150
Santander Consumer Finance, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,012	2,841	2,465
Santander Mexico
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,810	3,436	3,229
Banco Santander - Chile
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,116	2,963	2,764
Banco Santander Totta SA
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,823	2,729	2,821
Santander Bank Polska SA
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,738	1,387	1,093
Santander Seguros y Reaseguros, Compania Aseguradora, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	823	714	638
Banco Santander (Suisse), S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	348	369	381
Santander Investment, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	146	208	202
Banco Santander Rio, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	(197)	(82)	1,639
Exchange differences, consolidation adjustments and other companies
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ (269)	€ (194)	€ (118)